PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2017
Property Plant And Equipment [Abstract]
Schedule of property, plant, and equipment, net

Details on property, plant and equipment follow.

	March 31, 2017	December 31, 2016
	(In thousands)
Gathering and processing systems and related equipment	$2,040,517	$2,026,363
Construction in progress	44,464	39,954
Land and line fill	11,442	11,442
Other	35,439	35,227
Total	2,131,862	2,112,986
Less accumulated depreciation	277,779	259,315
Property, plant and equipment, net	$1,854,083	$1,853,671

Schedule of depreciation expense and capitalized interest	Depreciation expense and capitalized interest follow.
	Three months ended March 31,
	2017	2016
	(In thousands)
Depreciation expense	$18,491	$17,370
Capitalized interest	468	716